STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member] Derivative and Warrant Liability [Member]	Embedded Derivative Financial Instruments [Member] Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member] Derivative and Warrant Liability [Member]	Embedded Derivative Financial Instruments [Member] Series D Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member] Series C Preferred Stock [Member]	Embedded Derivative Financial Instruments [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member] Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscription [Member]	Retained Earnings [Member]	Settlement of Preferred Stock [Member] Series C Preferred Stock [Member]	Series C Preferred Stock [Member]	Total
Balance at Dec. 31, 2015							$ 0			$ 16,826			$ 29,314,399	$ 0	$ (32,241,856)			$ (2,910,631)
Balance (in Shares) at Dec. 31, 2015							0			16,825,703
Sale of common stock										$ 3,798			5,222,570					$ 5,226,368
Sale of common stock (in Shares)										3,798,417								3,798,417
Common stock issued for services										$ 1,335			2,469,715					$ 2,471,050
Common stock issued for services (in Shares)										1,335,000
Common stock issued upon conversion of preferred stock and accrued dividends								$ 58	$ 267		$ 90,365	$ 400,733				$ 90,423	$ 401,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)								58,185	267,334
Reclassify initial fair value of derivative and warrant liability of Series D preferred stock and warrants at issuance																		0
Fair value reclassification		$ 103,096			$ 103,096	$ 103,096
Stock based compensation										$ 304			3,528,396					3,528,700
Stock based compensation (in Shares)										303,545
Preferred Stock dividend													(110,023)					(110,023)
Net loss															(11,587,187)			(11,587,187)
Balance at Dec. 31, 2016							$ 0			$ 22,588			41,019,251	0	(43,829,043)			$ (2,787,204)
Balance (in Shares) at Dec. 31, 2016							0			22,588,184								22,588,184
Sale of common stock										$ 4,131			6,007,098					$ 6,011,229
Sale of common stock (in Shares)										4,131,536								4,131,536
Sale of Series D preferred stock							$ 1						1,929,959					$ 1,929,960
Sale of Series D preferred stock (in Shares)							1,334
Common stock issued for services										$ 2,272			3,384,345					3,386,617
Common stock issued for services (in Shares)										2,271,788
Common stock issued upon conversion of preferred stock and accrued dividends								$ 24	$ 57		$ 31,844	$ 84,943				$ 31,868	$ 85,000
Common stock issued upon conversion of preferred stock and accrued dividends (in Shares)								24,021	56,669
Common stock received and canceled in connection with short term swing profit reimbursement										$ (11)			11
Common stock received and canceled in connection with short term swing profit reimbursement (in Shares)										(10,744)
Common stock subscription received														29,985				29,985
Reclassify initial fair value of derivative and warrant liability of Series D preferred stock and warrants at issuance	$ (1,049,216)		$ (1,049,216)	$ 397,162		0												1,049,216
Fair value reclassification		$ 20,757			$ 20,757	$ 20,757
Fair value of warrant issued to acquire research and development													543,927					543,927
Stock based compensation										$ 260			1,362,593					1,362,853
Stock based compensation (in Shares)										259,750
Preferred Stock dividend													(119,877)					(119,877)
Net loss															(12,695,743)			(12,695,743)
Balance at Dec. 31, 2017							$ 1			$ 29,321			$ 53,215,635	$ 29,985	$ (56,524,786)			$ (3,249,844)
Balance (in Shares) at Dec. 31, 2017							1,334			29,321,204								29,321,204